Issued Capital and Reserves (Details) - Schedule of ordinary shares acquirer - USD ($)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Schedule of ordinary shares acquirer [Abstract]
Number of shares, Beginning balance		88,065,254	100
Value of shares, Beginning balance (in Dollars)		$ 8,804	$ 1,361,285
At Brooge Energy
At inception			1
At inception, value (in Dollars)	[1]
Conversion of 100 BPGIZ FZE ordinary shares at 1 for 1 million to the legal acquirer, Brooge Energy (note 26)	[2]		80,000,000
Conversion of 100 BPGIZ FZE ordinary shares at 1 for 1 million to the legal acquirer, Brooge Energy (note 26) (in Dollars)			$ 8,000
Cash election			(1,281,965)
Cash election (in Dollars)			$ (128)
Changes in share capital due to reverse acquisition transaction		(30,000)	9,347,219	[2]
Changes in share capital due to reverse acquisition transaction (in Dollars)		$ (3)	$ 932
Conversion of 100 warrants into ordinary shares at 1 for 1		100
Conversion of 100 warrants into ordinary shares at 1 for 1, Per Share (in Dollars per share)		$ 0.01
Number of shares, Ending balance		88,035,354	88,065,254
Value of shares, Ending balance (in Dollars)		$ 8,801	$ 8,804

[1]	not meaningful
[2]	Ordinary shares held in escrow (20,000,000 shares held by BPGIC and 1,552,500 shares held by the original founders of Twelve Seas) have been excluded from the share capital in the table above. Additional information on escrow shares are included in note 26.